Summary of Significant Accounting Policies - Schedule of Property and Equipment Useful Lives (Details)	Dec. 31, 2024
Building [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Estimated useful lives	10 years
Office Equipment [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Estimated useful lives	5 years
Vehicles [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Estimated useful lives	4 years
Machinery and Equipment [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Estimated useful lives	10 years
Building Improvement [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Estimated useful lives	10 years
Minimum [Member] | Electronic Equipment [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Electronic Equipment [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Estimated useful lives	5 years